UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 7,801	$ 1,073	¥ 6,946
Restricted cash	364	50	764
Short-term investments	1,112	153	2,189
Accounts receivable, net of allowance of RMB164 and RMB160 as of December 31, 2023 and June 30, 2024 respectively	840	116	755
Loan receivables - current, net of allowance of RMB45 and RMB42 as of December 31, 2023 and June 30, 2024 respectively	163	23	184
Amounts due from related parties, net of allowance of RMB64 and RMB63 as of December 31, 2023 and June 30, 2024 respectively	¥ 258	$ 36	¥ 210
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Inventories	¥ 61	$ 8	¥ 59
Other current assets, net of allowance of RMB9 and RMB7 as of December 31, 2023 and June 30, 2024 respectively	868	119	949
Total current assets	11,467	1,578	12,056
Property and equipment, net	5,882	809	6,097
Intangible assets, net	5,174	712	5,280
Operating lease right-of-use assets	25,814	3,552	25,658
Finance lease right-of-use assets	2,053	283	2,171
Land use rights, net	177	24	181
Long-term investments	2,499	344	2,564
Goodwill	5,261	724	5,318
Amounts due from related parties, net of RMB0 and RMB0 as of December 31, 2023 and June 30, 2024 respectively	¥ 21	$ 3	¥ 25
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Loan receivables, net of RMB4 and RMB4 as of December 31, 2023 and June 30, 2024 respectively	¥ 158	$ 22	¥ 163
Other assets, net of allowance of RMB1 and RMB1 as of December 31, 2023 and June 30, 2024 respectively	672	93	663
Deferred income tax assets	1,035	142	1,043
Assets held for sale	2,239	308	2,313
Total assets	62,452	8,594	63,532
Current liabilities:
Short-term debt and current portion of long-term debt	315	44	4,049
Accounts payable	865	119	1,019
Amounts due to related parties	¥ 119	$ 16	¥ 77
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Salary and welfare payables	¥ 843	$ 116	¥ 1,067
Deferred revenue	1,760	242	1,637
Operating lease liabilities, current	3,531	486	3,609
Finance lease liabilities, current	45	6	45
Accrued expenses and other current liabilities	3,599	495	3,261
Dividends payable			2,085
Income tax payable	782	107	562
Total current liabilities	11,859	1,631	17,411
Long-term debt	5,220	718	1,265
Operating lease liabilities, noncurrent	24,334	3,348	24,215
Finance lease liabilities, noncurrent	2,587	356	2,697
Deferred revenue	1,182	163	1,072
Other long-term liabilities	1,215	167	1,118
Retirement benefit obligations	120	17	124
Deferred income tax liabilities	818	113	845
Liabilities held for sale	2,400	330	2,536
Total liabilities	49,735	6,843	51,283
Commitments and contingencies (Note 19)
Equity:
Ordinary shares (US$0.00001 par value per share; 80,000,000,000 shares authorized; 3,210,392,530 and 3,210,392,530 shares issued as of December 31, 2023 and June 30, 2024, 3,159,046,350 and 3,133,344,410 shares outstanding as of December 31, 2023 and June 30, 2024, respectively)	0	0	0
Treasury shares (51,346,180 and 77,048,120 shares as of December 31, 2023 and June 30, 2024, respectively)	(1,569)	(216)	(906)
Additional paid-in capital	11,300	1,555	11,861
Retained earnings	2,520	347	794
Accumulated other comprehensive income	331	46	386
Total H World Group Limited shareholders' equity	12,582	1,732	12,135
Noncontrolling interest	135	19	114
Total equity	12,717	1,751	12,249
Total liabilities and equity	¥ 62,452	$ 8,594	¥ 63,532